13. Debt (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revolver	$ 3,386,255		$ 3,386,255		$ 1,105,259	$ 0
Loans payable	23,708,283		23,708,283		18,182,647
Mortgage note payable to Lakeview Bank [Member]
Loans payable	119,976		$ 119,976		119,976
Debt maturity date			Apr. 30, 2016
Debt interest rate terms			The Lakeview Bank Mortgage bears interest at the highest prime rate reported as such from time to time by The Wall Street Journal. Interest only is payable monthly on the 25th.
Mortgage note payable to Security State Bank [Member]
Loans payable	221,052		$ 221,052		224,568
Debt payment terms			The loan is payable in 239 equal installments of $1,482 due on the 16th of each month beginning on July 16, 2014 and one irregular installment of $1,482 due on June 16, 2034 (the “maturity date”).
Debt interest rate terms			. The note bears interest at an annual rate equal to the prime rate as published from time to time by The Wall Street Journal plus 0.75%, subject to a floor of 4.75%.
Construction note payable to American Land & Capital [Member]
Loans payable	1,161,142		$ 1,161,142		184,975
Debt maturity date			Four of the notes mature on August 21, 2015 the other notes matures November 24, 2015
Debt interest rate terms			Note draws bear interest at the higher of: (a) 6.50% or (b) the prime rate as reported from time to time by The Wall Street Journal plus 3.00%.
Debt face amount	1,305,000		$ 1,305,000		820,000
Renewable Unsecured Subordinated Notes
Loans payable	22,206,113		22,206,113		17,653,128
Debt face amount	50,000,000		50,000,000
Interest expense	580,173	$ 326,984	1,075,628	$ 539,777
Accrued interest	1,206,061		1,206,061		849,913
Revolving note payable to Maple Bank [Member]
Revolver	3,386,255		$ 3,386,255		$ 1,105,259
Debt maturity date			Oct. 31, 2016
Maximum borrowing capacity	$ 5,000,000		$ 5,000,000